Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 28.4%
Peru - 0.7%
Peru Government Bond
5.94%, 2/12/29 (a)	PEN	19,030	$6,299,290

Spain - 0.8%
Spain Government Bond
1.40%, 7/30/28 (a)	EUR	5,546	6,917,128

United States - 26.9%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	2,377	2,245,428
2.50%, 2/15/46-5/15/46		6,259	6,223,497
2.75%, 8/15/42		190	199,322
2.875%, 5/15/43-11/15/46		603	645,531
3.00%, 5/15/42-2/15/49		24,650	27,036,240
3.00%, 5/15/47 (b)		1,447	1,584,917
3.125%, 2/15/43-8/15/44		330	368,025
3.375%, 5/15/44-11/15/48		2,091	2,451,344
3.50%, 2/15/39		955	1,133,913
3.625%, 8/15/43-2/15/44		1,981	2,391,350
3.75%, 11/15/43		295	363,173
4.375%, 2/15/38		899	1,187,829
4.50%, 2/15/36		2,349	3,098,214
4.75%, 2/15/37		1,525	2,087,582
5.25%, 11/15/28-2/15/29		4,212	5,393,866
5.375%, 2/15/31		1,105	1,483,808
7.125%, 2/15/23		4,028	4,785,138
U.S. Treasury Notes
1.125%, 2/28/21-9/30/21		938	925,193
1.25%, 3/31/21		5,233	5,183,941
1.375%, 2/29/20 (c)		10,565	10,516,630
1.375%, 3/31/20-5/31/21		12,302	12,218,297
1.50%, 10/31/19-5/31/20		334	332,920
1.50%, 11/30/19 (c)		22,243	22,187,393
1.625%, 8/31/19-4/30/23		27,925	27,822,139
1.75%, 10/31/20-5/31/22		4,082	4,084,592
1.875%, 4/30/22		2,580	2,590,481
2.00%, 11/30/20-8/15/25		21,123	21,219,996
2.125%, 8/31/20-5/15/25		18,864	19,159,248
2.25%, 3/31/21-2/15/27		31,986	32,277,779
2.625%, 2/15/29		9,523	10,043,789
2.75%, 11/15/23		160	166,750
2.875%, 5/15/28-8/15/28		4,675	5,021,553
3.125%, 5/15/21		3,835	3,929,077

			240,358,955

Total Governments - Treasuries (cost $245,569,207)			253,575,373

CORPORATES - INVESTMENT GRADE - 22.5%
Financial Institutions - 11.6%
Banking - 10.2%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		269	289,092
AIB Group PLC
4.263%, 4/10/25 (a)		1,115	1,147,848
4.75%, 10/12/23 (a)		575	604,336

	Principal Amount (000)		U.S. $ Value
American Express Co.
Series C
4.90%, 3/15/20 (d)	U.S.$	615	$610,068
Banco Santander SA
3.25%, 4/04/26 (a)	EUR	400	513,433
3.50%, 4/11/22	U.S.$	1,200	1,231,104
5.179%, 11/19/25		2,800	3,046,092
Bank of America Corp.
3.124%, 1/20/23		2,400	2,438,976
5.00%, 5/13/21		10	10,482
5.875%, 1/05/21		35	36,820
Series DD
6.30%, 3/10/26 (d)		335	373,230
Series L
3.95%, 4/21/25		2,450	2,569,462
Series Z
6.50%, 10/23/24 (d)		524	579,193
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		705	708,469
Barclays Bank PLC
6.86%, 9/29/49 (a)(d)		226	258,833
Barclays PLC
1.00%, 6/20/30		1,110	1,135,708
BB&T Corp.
2.625%, 6/29/20		588	589,735
BNP Paribas SA
2.375%, 5/21/20		989	988,980
4.375%, 5/12/26 (a)		850	892,483
4.705%, 1/10/25 (a)		750	804,420
BPCE SA
2.75%, 1/11/23 (a)		585	589,107
5.70%, 10/22/23 (a)		379	415,426
Capital One Financial Corp.
3.30%, 10/30/24		1,725	1,769,143
4.75%, 7/15/21		90	94,091
Citigroup, Inc.
3.875%, 3/26/25		3,515	3,665,583
Citizens Bank NA/Providence RI
2.25%, 3/02/20		500	499,075
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		420	420,046
Compass Bank
2.875%, 6/29/22		1,785	1,800,833
5.50%, 4/01/20		1,537	1,569,369
Cooperatieve Rabobank UA
3.95%, 11/09/22		443	459,750
4.375%, 8/04/25		1,869	1,989,476
6.875%, 3/19/20 (a)	EUR	100	119,247
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20	U.S.$	698	697,490
Credit Agricole SA/London
2.75%, 6/10/20 (a)		600	602,478
3.25%, 10/04/24 (a)		364	370,399
3.375%, 1/10/22 (a)		680	693,076

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23	U.S.$	1,440	$1,497,758
4.55%, 4/17/26		1,095	1,188,699
Danske Bank A/S
3.875%, 9/12/23 (a)		1,744	1,779,002
Discover Bank
4.682%, 8/09/28		386	400,178
Fifth Third Bancorp
3.50%, 3/15/22		41	42,189
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		1,483	1,480,078
3.75%, 5/22/25-2/25/26		731	764,324
3.85%, 7/08/24		3,365	3,531,837
5.75%, 1/24/22		510	551,279
Series D
6.00%, 6/15/20		1,203	1,242,687
HSBC Bank USA NA
4.875%, 8/24/20		680	698,115
HSBC Holdings PLC
4.25%, 3/14/24		2,980	3,144,973
4.292%, 9/12/26		741	788,669
5.10%, 4/05/21		255	266,421
HSBC USA, Inc.
2.75%, 8/07/20		300	301,479
ING Bank NV
5.80%, 9/25/23 (a)		1,580	1,745,710
ING Groep NV
6.875%, 4/16/22 (a)(d)		750	790,042
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		757	758,416
JPMorgan Chase & Co.
3.22%, 3/01/25		3,995	4,103,304
3.54%, 5/01/28		2,615	2,721,404
3.625%, 5/13/24		436	459,073
4.40%, 7/22/20		455	465,055
4.50%, 1/24/22		45	47,432
4.625%, 5/10/21		60	62,454
KeyBank NA/Cleveland OH
2.25%, 3/16/20		1,000	999,230
Lloyds Banking Group PLC
4.05%, 8/16/23		250	260,772
4.45%, 5/08/25		800	850,912
4.582%, 12/10/25		1,499	1,565,031
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		1,000	1,005,110
Morgan Stanley
3.737%, 4/24/24		682	711,094
5.00%, 11/24/25		1,125	1,245,836
7.25%, 4/01/32		55	77,570
Series F
3.875%, 4/29/24		335	355,345
Series G
3.75%, 2/25/23		39	40,726
4.35%, 9/08/26		1,815	1,945,934
5.50%, 7/28/21		746	792,088

	Principal Amount (000)		U.S. $ Value
MUFG Bank Ltd.
2.30%, 3/05/20 (a)	U.S.$	700	$699,363
Nationwide Building Society
4.00%, 9/14/26 (a)		1,580	1,574,533
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20		228	231,707
Royal Bank of Scotland Group PLC
5.125%, 5/28/24		711	750,133
Santander Holdings USA, Inc.
4.40%, 7/13/27		2,525	2,637,287
Santander UK Group Holdings PLC
3.373%, 1/05/24		1,150	1,159,821
3.571%, 1/10/23		1,500	1,526,415
Santander UK PLC
5.00%, 11/07/23 (a)		1,050	1,111,414
Standard Chartered PLC
4.247%, 1/20/23 (a)		778	803,114
5.20%, 1/26/24 (a)		723	774,181
UBS AG
4.75%, 2/12/26 (a)	EUR	135	163,863
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	1,584	1,780,163
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		836	894,520
US Bancorp
Series J
5.30%, 4/15/27 (d)		723	754,523
Wells Fargo & Co.
3.069%, 1/24/23		1,445	1,468,163
3.75%, 1/24/24		1,535	1,613,761

			91,206,540

Finance - 0.4%
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		200	199,038
3.373%, 11/15/25		1,206	1,221,594
4.418%, 11/15/35		757	749,241
Synchrony Financial
4.50%, 7/23/25		1,500	1,574,580

			3,744,453

Insurance - 0.6%
Anthem, Inc.
3.30%, 1/15/23		33	33,960
Coventry Health Care, Inc.
5.45%, 6/15/21		165	173,054
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)		868	990,093
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		86	87,890
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		7	11,502

	Principal Amount (000)		U.S. $ Value
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	U.S.$	970	$1,226,410
MetLife, Inc.
3.048%, 12/15/22		75	76,768
10.75%, 8/01/39		25	39,675
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		377	608,022
New York Life Global Funding
1.95%, 2/11/20 (a)		703	701,299
Prudential Financial, Inc.
4.50%, 11/15/20		86	88,638
5.70%, 9/15/48		725	779,157
Voya Financial, Inc.
5.65%, 5/15/53		395	410,148

			5,226,616

REITS - 0.4%
Healthcare Trust of America Holdings LP
2.95%, 7/01/22		205	206,316
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		48	49,170
Welltower, Inc.
4.00%, 6/01/25		3,410	3,610,474

			3,865,960

			104,043,569

Industrial - 10.4%
Basic - 0.9%
Dow Chemical Co. (The)
3.00%, 11/15/22		15	15,218
4.125%, 11/15/21		30	31,055
4.375%, 11/15/42		87	88,386
DuPont de Nemours, Inc.
4.205%, 11/15/23		1,085	1,161,829
4.493%, 11/15/25		1,085	1,200,845
Eastman Chemical Co.
3.80%, 3/15/25		496	518,593
Glencore Funding LLC
4.125%, 5/30/23 (a)		502	520,449
LYB International Finance BV
4.00%, 7/15/23		330	347,404
LyondellBasell Industries NV
5.75%, 4/15/24		996	1,118,956
Mexichem SAB de CV
4.00%, 10/04/27 (a)		750	746,250
4.875%, 9/19/22 (a)		365	383,592
Suzano Austria GmbH
6.00%, 1/15/29 (a)		1,103	1,205,027
Vale Overseas Ltd.
6.25%, 8/10/26		875	991,747

			8,329,351

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.3%
Embraer Netherlands Finance BV
5.40%, 2/01/27	U.S.$	1,025	$1,136,735
United Technologies Corp.
3.95%, 8/16/25		1,318	1,419,908

			2,556,643

Communications - Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		470	510,035
5.05%, 3/30/29		1,500	1,654,890
Comcast Corp.
3.125%, 7/15/22		17	17,475
4.15%, 10/15/28		1,200	1,322,076
5.15%, 3/01/20		83	84,489
Cox Communications, Inc.
2.95%, 6/30/23 (a)		463	466,727
Time Warner Cable LLC
4.00%, 9/01/21		30	30,752
4.125%, 2/15/21		733	747,601
4.50%, 9/15/42		505	469,398
5.00%, 2/01/20		90	91,258

			5,394,701

Communications - Telecommunications - 1.6%
AT&T, Inc.
3.40%, 6/15/22-5/15/25		5,040	5,177,996
3.60%, 7/15/25		1,285	1,334,678
4.125%, 2/17/26		1,370	1,460,406
4.35%, 3/01/29		1,100	1,183,820
7.00%, 10/01/25		135	161,637
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		1,380	1,432,702
Verizon Communications, Inc.
4.862%, 8/21/46		1,066	1,240,888
Vodafone Group PLC
3.75%, 1/16/24		559	584,418
4.125%, 5/30/25		1,252	1,333,117
4.375%, 3/16/21		15	15,580

			13,925,242

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		748	747,229
5.875%, 8/02/21		411	433,330
General Motors Financial Co., Inc.
4.00%, 1/15/25		374	379,573
4.30%, 7/13/25		275	283,231
5.10%, 1/17/24		1,398	1,494,783

			3,338,146

Consumer Non-Cyclical - 1.7%
Ahold Finance USA LLC
6.875%, 5/01/29		120	151,184

	Principal Amount (000)		U.S. $ Value
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49	U.S.$	500	$611,335
Baxalta, Inc.
3.60%, 6/23/22		5	5,091
Becton Dickinson and Co.
3.734%, 12/15/24		355	372,012
Biogen, Inc.
3.625%, 9/15/22		11	11,370
4.05%, 9/15/25		2,096	2,247,708
Cigna Corp.
3.75%, 7/15/23 (a)		467	485,998
4.125%, 11/15/25 (a)		1,278	1,359,472
4.375%, 10/15/28 (a)		740	798,541
CVS Health Corp.
3.875%, 7/20/25		500	521,930
4.10%, 3/25/25		830	875,550
4.30%, 3/25/28		830	875,434
HCA, Inc.
5.25%, 6/15/26		20	22,120
Kimberly-Clark Corp.
3.875%, 3/01/21		35	35,954
Medtronic, Inc.
3.50%, 3/15/25		1,841	1,950,558
Reynolds American, Inc.
6.875%, 5/01/20		300	310,257
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)		221	222,865
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)		1,378	1,473,358
Tyson Foods, Inc.
2.65%, 8/15/19		353	352,993
3.95%, 8/15/24		1,211	1,284,944
4.00%, 3/01/26		181	192,665
4.35%, 3/01/29		206	225,181
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		694	694,923
Zoetis, Inc.
3.45%, 11/13/20		479	485,409

			15,566,852

Energy - 3.2%
Anadarko Finance Co.
Series B
7.50%, 5/01/31		20	26,450
Antero Resources Corp.
5.125%, 12/01/22		185	177,609
Cenovus Energy, Inc.
3.00%, 8/15/22		1,028	1,031,917
5.70%, 10/15/19		128	128,608
ConocoPhillips Holding Co.
6.95%, 4/15/29		85	114,404
Devon Energy Corp.
5.00%, 6/15/45		1,650	1,893,375
Encana Corp.
3.90%, 11/15/21		830	850,468

	Principal Amount (000)		U.S. $ Value
Energy Transfer Operating LP
3.60%, 2/01/23	U.S.$	100	$102,152
4.50%, 4/15/24		231	245,754
4.65%, 6/01/21		324	336,079
4.75%, 1/15/26		1,425	1,527,543
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		251	265,453
Eni SpA
4.25%, 5/09/29 (a)		1,163	1,228,675
Enterprise Products Operating LLC
3.35%, 3/15/23		95	97,729
5.20%, 9/01/20		691	713,043
Hess Corp.
4.30%, 4/01/27		1,180	1,223,353
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		260	270,527
6.85%, 2/15/20		18	18,460
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)		645	668,762
Marathon Oil Corp.
3.85%, 6/01/25		998	1,034,507
6.80%, 3/15/32		542	677,126
Marathon Petroleum Corp.
5.125%, 3/01/21-12/15/26		773	845,472
Noble Energy, Inc.
3.90%, 11/15/24		1,197	1,248,315
4.15%, 12/15/21		557	574,696
ONEOK, Inc.
4.35%, 3/15/29		1,012	1,081,676
Phillips 66
4.30%, 4/01/22		131	137,803
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 1/31/23		1,417	1,412,763
3.60%, 11/01/24		2,946	3,002,740
3.85%, 10/15/23		650	670,969
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		811	889,578
5.625%, 3/01/25		2,216	2,480,457
5.875%, 6/30/26		200	228,550
Spectra Energy Partners LP
3.50%, 3/15/25		20	20,575
4.60%, 6/15/21		145	149,602
TransCanada PipeLines Ltd.
3.80%, 10/01/20		10	10,168
Western Midstream Operating LP
4.50%, 3/01/28		450	448,574
4.75%, 8/15/28		279	283,556
Williams Cos., Inc. (The)
3.90%, 1/15/25		30	31,415
4.125%, 11/15/20		784	797,767
4.30%, 3/04/24		725	769,660
4.50%, 11/15/23		1,239	1,322,794

			29,039,124

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (a)		915	979,050

	Principal Amount (000)		U.S. $ Value
Services - 0.4%
Expedia Group, Inc.
3.80%, 2/15/28	U.S.$	1,225	$1,246,560
S&P Global, Inc.
4.40%, 2/15/26		1,170	1,291,517
Total System Services, Inc.
4.00%, 6/01/23		564	590,113

			3,128,190

Technology - 1.1%
Agilent Technologies, Inc.
5.00%, 7/15/20		47	48,129
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		309	311,778
3.875%, 1/15/27		671	657,372
Broadcom, Inc.
3.625%, 10/15/24 (a)		850	854,437
4.25%, 4/15/26 (a)		850	862,563
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		918	1,010,902
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)		1,206	1,204,263
3.60%, 10/15/20		20	20,261
KLA-Tencor Corp.
4.65%, 11/01/24		1,265	1,385,112
Lam Research Corp.
2.80%, 6/15/21		566	570,375
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, 6/18/26 (a)		958	984,029
Seagate HDD Cayman
4.75%, 1/01/25		687	692,949
Western Digital Corp.
4.75%, 2/15/26		928	911,324

			9,513,494

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		925	944,078

			92,714,871

Utility - 0.5%
Electric - 0.5%
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	43,328
Enel Chile SA
4.875%, 6/12/28		957	1,045,523
Exelon Corp.
2.85%, 6/15/20		30	30,110
Exelon Generation Co. LLC
2.95%, 1/15/20		919	920,241
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		1,117	1,208,468
TECO Finance, Inc.
5.15%, 3/15/20		730	742,892

	Principal Amount (000)			U.S. $ Value
Wisconsin Electric Power Co.
4.25%, 12/15/19	U.S.$	23		$23,175

				4,013,737

Total Corporates - Investment Grade (cost $192,019,856)				200,772,177

MORTGAGE PASS-THROUGHS - 16.1%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
5.03% (LIBOR 1 Year + 2.11%), 12/01/36 (e)		0	**	484
Series 2007
5.203% (LIBOR 1 Year + 2.10%), 3/01/37 (e)		1		769
Federal National Mortgage Association
Series 2007
4.572% (LIBOR 1 Year + 1.46%), 2/01/37 (e)		1		1,362
4.804% (LIBOR 1 Year + 1.78%), 3/01/37 (e)		2		1,841

				4,456

Agency Fixed Rate 15-Year - 1.2%
Federal National Mortgage Association
Series 2016
2.50%, 10/01/31-12/01/31		6,480		6,538,799
Series 2017
2.50%, 1/01/32-2/01/32		3,706		3,738,456

				10,277,255

Agency Fixed Rate 30-Year - 14.9%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		43		47,474
Series 2007
5.50%, 7/01/35		276		306,841
Series 2016
4.00%, 2/01/46		2,524		2,661,112
Series 2017
4.00%, 7/01/44		1,961		2,070,064
Series 2018
4.00%, 8/01/48-12/01/48		8,378		8,803,101
4.50%, 3/01/48-11/01/48		8,579		9,135,962
5.00%, 11/01/48		1,688		1,815,003
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		716		792,782
Series 2004
5.50%, 2/01/34-11/01/34		660		733,523
Series 2005
5.50%, 2/01/35		691		768,300
Series 2006
5.50%, 4/01/36		139		155,725

	Principal Amount (000)		U.S. $ Value
Series 2007
5.50%, 5/01/36-8/01/37	U.S.$	172	$191,212
Series 2008
5.50%, 8/01/37		1	1,118
Series 2009
5.00%, 12/01/39		32	34,560
Series 2010
4.00%, 12/01/40		1,175	1,237,691
5.00%, 6/01/40		30	32,776
Series 2013
4.00%, 10/01/43		4,007	4,229,293
Series 2015
3.00%, 5/01/45-8/01/45		4,455	4,522,906
Series 2017
3.50%, 11/01/47-1/01/48		7,165	7,373,031
Series 2018
3.50%, 11/01/47-2/01/48		44,468	45,773,501
4.00%, 8/01/48-12/01/48		11,831	12,419,909
4.50%, 9/01/48		7,141	7,600,962
Series 2019
3.50%, 7/01/49, TBA		8,400	8,588,344
4.00%, 6/01/49		4,450	4,678,105
4.00%, 7/01/49, TBA		6,435	6,650,673
Government National Mortgage Association
Series 2016
3.00%, 4/20/46-5/20/46		2,707	2,769,100

			133,393,068

Other Agency Fixed Rate Programs - 0.0%
Federal National Mortgage Association
Series 2005
5.50%, 3/01/25		86	92,048

Total Mortgage Pass-Throughs (cost $140,840,628)			143,766,827

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7%
Non-Agency Fixed Rate CMBS - 7.0%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		2,005	2,120,104
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		2,808	2,903,604
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		2,495	2,600,062
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B
3.732%, 4/10/46 (f)		1,140	1,169,352
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,468	1,519,297
Series 2015-GC35, Class A4
3.818%, 11/10/48		630	676,044
Series 2016-C1, Class A4
3.209%, 5/10/49		2,409	2,500,544
Series 2016-GC36, Class A5
3.616%, 2/10/49		705	749,176
Series 2018-B2, Class A4
4.009%, 3/10/51		1,200	1,316,307

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Trust
Series 2012-CR3, Class E
4.911%, 10/15/45 (a)(f)	U.S.$	889	$840,798
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		534	531,054
Series 2014-UBS5, Class A4
3.838%, 9/10/47		1,925	2,052,067
Series 2015-CR23, Class A4
3.497%, 5/10/48		1,350	1,422,103
Series 2015-CR24, Class A5
3.696%, 8/10/48		730	778,071
Series 2015-CR25, Class A4
3.759%, 8/10/48		999	1,067,269
Series 2015-DC1, Class A5
3.35%, 2/10/48		1,960	2,039,400
Series 2015-LC21, Class XA
0.912%, 7/10/48 (g)		2,809	88,171
Series 2015-PC1, Class A5
3.902%, 7/10/50		226	242,153
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		675	706,273
Series 2015-C3, Class A4
3.718%, 8/15/48		1,165	1,232,748
Series 2015-C4, Class A4
3.808%, 11/15/48		1,641	1,750,229
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		2,214	2,212,261
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,499	1,534,803
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D
5.554%, 8/15/46 (a)(f)		224	227,696
Series 2012-C6, Class E
5.32%, 5/15/45 (a)(f)		712	675,803
Series 2012-C8, Class AS
3.424%, 10/15/45 (a)		1,897	1,943,107
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.713%, 8/15/46 (a)(f)		472	461,871
Series 2014-C21, Class A5
3.775%, 8/15/47		1,445	1,528,518
Series 2014-C22, Class XA
1.01%, 9/15/47 (g)		6,209	221,752
Series 2015-C30, Class A5
3.822%, 7/15/48		725	774,838
Series 2015-C31, Class A3
3.801%, 8/15/48		1,903	2,034,787
Series 2015-C32, Class C
4.816%, 11/15/48 (f)		659	694,538

	Principal Amount (000)		U.S. $ Value
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class XA
1.226%, 9/15/50 (g)	U.S.$	10,203	$650,684
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (f)		267	184,670
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		534	533,089
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		1,099	1,099,487
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5
3.892%, 6/15/47		1,345	1,431,757
Series 2014-C19, Class D
3.25%, 12/15/47 (a)(f)		603	566,914
Series 2015-C22, Class A4
3.306%, 4/15/48		2,000	2,083,062
Series 2015-C25, Class XA
1.259%, 10/15/48 (g)		2,238	116,010
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (f)(h)		619	579,150
Series 2016-UB12, Class A4
3.596%, 12/15/49		1,105	1,172,679
UBS Commercial Mortgage Trust
Series 2012-C1, Class AS
4.171%, 5/10/45		1,250	1,297,484
Series 2018-C10, Class A4
4.313%, 5/15/51		1,350	1,507,252
Series 2018-C8, Class A4
3.983%, 2/15/51		1,320	1,439,344
Series 2018-C9, Class A4
4.117%, 3/15/51		2,100	2,310,924
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,348	2,389,844
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.617%, 9/15/48 (f)		975	1,000,555
Series 2016-NXS6, Class C
4.456%, 11/15/49 (f)		1,030	1,088,437
WFRBS Commercial Mortgage Trust
Series 2014-C25, Class A5
3.631%, 11/15/47		2,100	2,218,589

			62,284,731

Non-Agency Floating Rate CMBS - 1.7%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
3.294% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(e)		1,116	1,113,673
Series 2018-KEYS, Class A
3.394% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(e)		1,500	1,500,949

	Principal Amount (000)		U.S. $ Value
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.394% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(e)(f)	U.S.$	2,435	$2,433,127
BHMS
Series 2018-ATLS, Class A
3.644% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(e)		1,480	1,480,491
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
3.214% (LIBOR 1 Month + 0.82%), 6/15/35 (a)(e)		900	897,175
BX Commercial Mortgage Trust
Series 2019-IMC, Class A
3.44% (LIBOR 1 Month + 1.00%), 4/15/34 (a)(e)		1,042	1,042,932
BX Trust
Series 2018-EXCL, Class A
3.482% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(e)		1,329	1,324,740
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.42% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(e)		1,272	1,274,513
Great Wolf Trust
Series 2017-WOLF, Class A
3.244% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(e)		1,261	1,261,013
GS Mortgage Securities Corp Trust
Series 2019-BOCA, Class A
3.65% (LIBOR 1 Month + 1.20%), 6/15/38 (a)(e)		738	738,939
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.344% (LIBOR 1 Month + 1.95%), 11/15/26 (e)(i)		391	390,192
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.614% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(e)		1,869	1,862,954

			15,320,698

Agency CMBS - 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K021, Class A1
1.603%, 1/25/22		38	37,693

	Principal Amount (000)			U.S. $ Value
Series K025, Class A1
1.875%, 4/25/22	U.S.$	50		$49,287

				86,980

Total Commercial Mortgage-Backed Securities (cost $76,272,392)				77,692,409

INFLATION-LINKED SECURITIES - 7.1%
Japan - 0.7%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	648,925		6,277,683

United States - 6.4%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/26 (TIPS)	U.S.$	44,918		44,653,894
0.375%, 7/15/25 (TIPS)		11,225		11,347,330
0.75%, 7/15/28 (TIPS)		1,598		1,664,974

				57,666,198

Total Inflation-Linked Securities (cost $63,222,474)				63,943,881

ASSET-BACKED SECURITIES - 5.4%
Autos - Fixed Rate - 3.0%
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		742		749,760
Series 2018-1A, Class A
3.70%, 9/20/24 (a)		1,700		1,772,048
Series 2018-2A, Class A
4.00%, 3/20/25 (a)		1,680		1,776,560
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		0	**	199
CPS Auto Receivables Trust
Series 2017-D, Class A
1.87%, 3/15/21 (a)		45		45,165
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		91		90,550
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		520		539,659
Series 2017-3A, Class A
2.05%, 12/15/21 (a)		271		270,263
Series 2018-2A, Class A
2.79%, 7/15/21 (a)		239		238,839
Series 2019-2A, Class A
2.93%, 7/15/22 (a)		1,470		1,473,968
First Investors Auto Owner Trust
Series 2019-1A, Class B
3.02%, 3/17/25 (a)		1,700		1,728,149
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		620		664,084

	Principal Amount (000)		U.S. $ Value
Series 2016-4, Class D
3.89%, 11/15/22 (a)	U.S.$	570	$579,206
Series 2017-3, Class A
1.88%, 10/15/21 (a)		225	224,689
Series 2017-4, Class A
2.07%, 4/15/22 (a)		276	275,221
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		2,407	2,405,257
Series 2016-1, Class A
2.31%, 8/15/27 (a)		1,232	1,235,816
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		1,755	1,751,658
Series 2017-1, Class A1
2.07%, 5/15/22		1,275	1,273,172
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		669	672,680
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		1,500	1,507,566
Series 2018-1A, Class A
3.29%, 2/25/24 (a)		710	722,362
Series 2019-1A, Class A
3.71%, 3/25/23 (a)		1,915	1,966,517
Series 2019-2A, Class A
3.42%, 5/25/25 (a)		1,300	1,328,472
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		1,300	1,329,176
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (a)		1,000	1,012,837
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (a)		866	863,806

			26,497,679

Other ABS - Fixed Rate - 1.7%
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(f)		414	416,314
Marlette Funding Trust
Series 2017-3A, Class A
2.36%, 12/15/24 (a)(f)		42	41,594
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(f)		415	415,367
Series 2018-1A, Class A
2.61%, 3/15/28 (a)(f)		275	274,641
Series 2018-3A, Class A
3.20%, 9/15/28 (a)(f)		339	340,362

	Principal Amount (000)		U.S. $ Value
Series 2018-4A, Class A
3.71%, 12/15/28 (a)(f)	U.S.$	1,021	$1,032,262
Series 2019-1A, Class A
3.44%, 4/16/29 (a)(f)		838	845,478
Series 2019-3A, Class A
2.69%, 9/17/29 (a)(f)		1,830	1,829,851
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)(f)		80	80,102
Series 2019-3A, Class A
3.19%, 7/15/25 (a)(f)		1,000	1,003,697
SBA Tower Trust
Series 2015-1A, Class C
3.156%, 10/08/20 (a)(f)		1,340	1,342,087
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)(f)		130	129,839
Series 2016-3, Class A
3.05%, 12/26/25 (a)(f)		183	184,307
Series 2017-2, Class A
3.28%, 2/25/26 (a)(f)		276	277,565
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(f)		1,475	1,478,411
Series 2017-6, Class A2
2.82%, 11/25/26 (a)(f)		1,380	1,382,981
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (a)(f)		332	331,361
Series 2018-3, Class A2
3.67%, 8/25/27 (a)(f)		1,206	1,223,870
Series 2019-1, Class A
3.24%, 2/25/28 (a)(f)		1,238	1,250,363
Series 2019-3, Class A
2.90%, 5/25/28 (a)(f)		1,500	1,507,766

			15,388,218

Credit Cards - Fixed Rate - 0.7%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22		100	99,959
Chase Issuance Trust
Series 2012-A7, Class A7
2.16%, 9/15/24		200	200,682
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23		1,300	1,298,992
Series 2018-A, Class A
3.07%, 12/16/24		2,100	2,122,505
Series 2018-B, Class M
3.81%, 7/15/25		1,100	1,129,548
Series 2019-B, Class M
3.04%, 4/15/26		1,600	1,599,964

			6,451,650

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
3.529% (LIBOR 1 Month + 1.13%), 12/25/32 (e)(f)	U.S.$	130	$130,644
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (f)		89	91,081
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
2.704% (LIBOR 1 Month + 0.30%), 4/25/34 (e)(f)		65	64,112

			285,837

Total Asset-Backed Securities (cost $48,075,473)			48,623,384

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
Risk Share Floating Rate - 3.9%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.754% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(e)		412	413,009
Series 2018-3A, Class M1B
4.254% (LIBOR 1 Month + 1.85%), 10/25/27 (a)(e)		870	871,303
Series 2019-2A, Class M1C
4.404% (LIBOR 1 Month + 2.00%), 4/25/29 (a)(e)		999	994,517
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.804% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(e)		841	847,482
Series 2019-R02, Class 1M2
4.704% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(e)		408	411,640
Series 2019-R03, Class 1M2
4.554% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(e)		380	382,147
Eagle RE Ltd.
Series 2018-1, Class M2
5.404% (LIBOR 1 Month + 3.00%), 11/25/28 (a)(e)		217	218,601
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.654% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		1,298	1,402,505
Series 2014-DN3, Class M3
6.404% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		620	660,460

	Principal Amount (000)		U.S. $ Value
Series 2014-HQ3, Class M3
7.154% (LIBOR 1 Month + 4.75%), 10/25/24 (e)	U.S.$	714	$775,498
Series 2015-DNA2, Class M2
5.004% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		391	394,864
Series 2015-DNA2, Class M3
6.304% (LIBOR 1 Month + 3.90%), 12/25/27 (e)		1,250	1,317,088
Series 2015-HQ1, Class M3
6.204% (LIBOR 1 Month + 3.80%), 3/25/25 (e)		225	231,742
Series 2015-HQ2, Class M2
4.354% (LIBOR 1 Month + 1.95%), 5/25/25 (e)		147	148,060
Series 2015-HQA1, Class M2
5.054% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		347	350,106
Series 2016-DNA1, Class M2
5.304% (LIBOR 1 Month + 2.90%), 7/25/28 (e)		132	133,676
Series 2016-DNA2, Class M3
7.054% (LIBOR 1 Month + 4.65%), 10/25/28 (e)		1,000	1,079,722
Series 2016-DNA4, Class M2
3.704% (LIBOR 1 Month + 1.30%), 3/25/29 (e)		195	196,017
Series 2016-HQA2, Class M2
4.654% (LIBOR 1 Month + 2.25%), 11/25/28 (e)		136	137,574
Series 2017-DNA2, Class M2
5.854% (LIBOR 1 Month + 3.45%), 10/25/29 (e)		490	523,081
Series 2017-DNA3, Class M2
4.904% (LIBOR 1 Month + 2.50%), 3/25/30 (e)		440	449,870
Series 2017-HQA2, Class M2
5.054% (LIBOR 1 Month + 2.65%), 12/25/29 (e)		350	358,296
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.404% (LIBOR 1 Month + 3.00%), 7/25/24 (e)		504	528,774
Series 2014-C04, Class 2M2
7.404% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		309	338,148
Series 2015-C01, Class 1M2
6.704% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		1,462	1,556,277
Series 2015-C01, Class 2M2
6.954% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		406	427,455

	Principal Amount (000)		U.S. $ Value
Series 2015-C02, Class 1M2
6.404% (LIBOR 1 Month + 4.00%), 5/25/25 (e)	U.S.$	705	$751,569
Series 2015-C02, Class 2M2
6.404% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		424	444,949
Series 2015-C03, Class 1M2
7.404% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		809	885,106
Series 2015-C03, Class 2M2
7.404% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		780	834,149
Series 2015-C04, Class 1M2
8.104% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		272	302,056
Series 2015-C04, Class 2M2
7.954% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		774	840,686
Series 2016-C01, Class 1M2
9.154% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		1,062	1,200,409
Series 2016-C01, Class 2M2
9.354% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		714	804,119
Series 2016-C02, Class 1M2
8.404% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		877	969,483
Series 2016-C03, Class 2M2
8.304% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		1,895	2,081,658
Series 2016-C05, Class 2M2
6.854% (LIBOR 1 Month + 4.45%), 1/25/29 (e)		2,734	2,914,042
Series 2017-C03, Class 1M2
5.404% (LIBOR 1 Month + 3.00%), 10/25/29 (e)		440	459,212
Series 2017-C07, Class 2M2
4.904% (LIBOR 1 Month + 2.50%), 5/25/30 (e)		700	711,868
Series 2019-R04, Class 2M2
4.504% (LIBOR 1 Month + 2.10%), 6/25/39 (a)(e)		985	987,687
Home Re Ltd.
Series 2018-1, Class M1
4.03% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(e)		671	670,403
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.654% (LIBOR 1 Month + 4.25%), 11/25/24 (e)(i)		176	190,880
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.429% (LIBOR 1 Month + 2.00%), 3/27/24 (e)(i)		537	537,738
Series 2019-2R, Class A
5.162% (LIBOR 1 Month + 2.75%), 5/27/23 (e)(i)		1,024	1,025,769

	Principal Amount (000)		U.S. $ Value
Radnor RE Ltd.
Series 2019-1, Class M1B
4.354% (LIBOR 1 Month + 1.95%), 2/25/29 (a)(e)	U.S.$	523	$527,050
Series 2019-2, Class M1B
4.187% (LIBOR 1 Month + 1.75%), 6/25/29 (a)(e)		1,076	1,076,286
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.654% (LIBOR 1 Month + 5.25%), 11/25/25 (e)(i)		619	698,250
Series 2015-WF1, Class 2M2
7.904% (LIBOR 1 Month + 5.50%), 11/25/25 (e)(i)		198	227,951

			34,289,232

Agency Floating Rate - 0.9%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
3.706% (6.10% - LIBOR 1 Month), 12/15/44 (e)(j)		3,389	620,415
Series 4693, Class SL
3.756% (6.15% - LIBOR 1 Month), 6/15/47 (e)(j)		3,181	649,204
Series 4727, Class SA
3.806% (6.20% - LIBOR 1 Month), 11/15/47 (e)(j)		2,489	454,180
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.136% (6.54% - LIBOR 1 Month), 12/25/41 (e)(j)		1,710	359,405
Series 2012-70, Class SA
4.146% (6.55% - LIBOR 1 Month), 7/25/42 (e)(j)		3,008	676,894
Series 2016-106, Class ES
3.596% (6.00% - LIBOR 1 Month), 1/25/47 (e)(j)		3,249	593,561
Series 2017-16, Class SG
3.646% (6.05% - LIBOR 1 Month), 3/25/47 (e)(j)		3,340	626,151
Series 2017-73, Class SA
3.746% (6.15% - LIBOR 1 Month), 9/25/47 (e)(j)		3,745	783,965
Series 2017-97, Class LS
3.796% (6.20% - LIBOR 1 Month), 12/25/47 (e)(j)		2,309	503,087
Series 2017-97, Class SW
3.796% (6.20% - LIBOR 1 Month), 12/25/47 (e)(j)		2,523	548,229

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 2017-134, Class SE
3.817% (6.20% - LIBOR 1 Month), 9/20/47 (e)(j)	U.S.$	2,998	$491,949
Series 2017-43, Class ST
3.615% (6.10% - LIBOR 1 Month), 3/20/47 (e)(j)		4,091	753,347
Series 2017-65, Class ST
3.767% (6.15% - LIBOR 1 Month), 4/20/47 (e)(j)		3,583	721,945

			7,782,332

Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		118	112,318
Series 2006-24CB, Class A16
5.75%, 8/01/36		567	468,996
Series 2006-28CB, Class A14
6.25%, 10/25/36		421	338,886
Series 2006-J1, Class 1A13
5.50%, 2/25/36		310	280,744
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.403%, 5/25/35		220	223,371
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		122	93,790
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		451	355,081
Residential Funding Mortgage Securities I Trust
Series 2005-SA3, Class 3A
4.509%, 8/25/35		5	4,549
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		105	104,836

			1,982,571

Non-Agency Floating Rate - 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.594% (LIBOR 1 Month + 0.19%), 12/25/36 (e)		1,211	664,828
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.654% (LIBOR 1 Month + 0.25%), 3/25/35 (e)		368	320,189

			985,017

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
3.318%, 5/28/35 (f)	U.S.$	323	$309,685

Total Collateralized Mortgage Obligations (cost $43,842,022)			45,348,837

AGENCIES - 2.4%
Agency Debentures - 2.4%
Federal Home Loan Bank
2.50%, 2/13/24		1,465	1,510,131
1.875%, 7/07/21		3,365	3,368,183
Federal National Mortgage Association
6.625%, 11/15/30		260	371,693
6.25%, 5/15/29		355	479,687
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		16,374	16,027,854

Total Agencies (cost $21,410,234)			21,757,548

CORPORATES - NON-INVESTMENT GRADE - 1.9%
Financial Institutions - 1.0%
Banking - 0.9%
CIT Group, Inc.
5.25%, 3/07/25		703	770,790
Citigroup, Inc.
5.95%, 1/30/23 (d)		481	497,335
Series Q
5.95%, 8/15/20 (d)		887	905,583
Citizens Financial Group, Inc.
Series A
5.50%, 4/06/20 (d)		720	724,320
Credit Suisse Group AG
7.50%, 7/17/23-12/11/23 (a)(d)		832	897,644
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (d)		399	382,789
Series Q
5.50%, 8/10/24 (d)		286	293,628
Morgan Stanley
Series J
5.55%, 7/15/20 (d)		485	490,209
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (d)		940	1,010,857
Series U
4.65% (LIBOR 3 Month + 2.32%), 9/30/27 (d)(e)		800	760,000
Standard Chartered PLC
4.093% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(d)(e)		400	336,036
7.50%, 4/02/22 (a)(d)		453	479,047
7.75%, 4/02/23 (a)(d)		200	213,040

			7,761,278

	Principal Amount (000)		U.S. $ Value
Finance - 0.1%
Navient Corp.
6.625%, 7/26/21	U.S.$	935	$994,700
7.25%, 1/25/22		134	144,992

			1,139,692

			8,900,970

Industrial - 0.8%
Capital Goods - 0.1%
TransDigm, Inc.
6.25%, 3/15/26 (a)		705	738,685

Communications - Media - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		906	910,911
CSC Holdings LLC
6.75%, 11/15/21		235	251,746
Ziggo BV
5.50%, 1/15/27 (a)		262	266,320

			1,428,977

Consumer Cyclical - Automotive - 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (a)	EUR	228	268,009

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
6.50%, 2/15/25 (a)	U.S.$	890	973,651

Consumer Non-Cyclical - 0.1%
Spectrum Brands, Inc.
5.75%, 7/15/25		932	968,404

Energy - 0.1%
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		858	877,965
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		491	519,316

			1,397,281

Technology - 0.1%
CommScope, Inc.
5.50%, 3/01/24 (a)		385	395,079
6.00%, 3/01/26 (a)		535	548,536

			943,615

Transportation - Services - 0.1%
XPO Logistics, Inc.
6.75%, 8/15/24 (a)		800	852,888

			7,571,510

	Principal Amount (000)		U.S. $ Value
Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21	U.S.$	684	$696,182

Total Corporates - Non-Investment Grade (cost $16,749,310)			17,168,662

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.3%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)(k)(l)		656	43,460

Communications - Telecommunications - 0.1%
Millicom International Cellular SA
6.625%, 10/15/26 (a)		730	796,751

Consumer Non-Cyclical - 0.1%
BRF SA
3.95%, 5/22/23 (a)		370	363,747
Minerva Luxembourg SA
5.875%, 1/19/28 (a)		200	200,000
6.50%, 9/20/26 (a)		309	320,779

			884,526

Energy - 0.0%
Cosan Luxembourg SA
7.00%, 1/20/27 (a)		200	218,000

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (a)		672	712,295

			2,655,032

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)		497	453,668
Terraform Global Operating LLC
6.125%, 3/01/26 (i)		286	286,938

			740,606

Total Emerging Markets - Corporate Bonds (cost $3,901,404)			3,395,638

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.3%
United States - 0.3%
State of California
Series 2010
7.625%, 3/01/40 (cost $2,137,751)		2,040	3,218,998

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Indonesia - 0.2%
Pertamina Persero PT
6.45%, 5/30/44 (a)	U.S.$	650	$794,625
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)		447	495,611
6.15%, 5/21/48 (a)		200	236,375

			1,526,611

Mexico - 0.1%
Petroleos Mexicanos
6.75%, 9/21/47		996	883,514

Total Quasi-Sovereigns (cost $2,240,467)			2,410,125

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt Logan Re Ltd. (Preference Shares) (f)(m) (cost $521,000)		521	504,705

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.0%
Egypt - 0.0%
Egypt Government International Bond
6.125%, 1/31/22 (a) (cost $405,000)	U.S.$	405	418,669

SHORT-TERM INVESTMENTS - 3.3%
Governments - Treasuries - 2.1%
Japan - 2.1%
Japan Treasury Discount Bill
Series 822
Zero Coupon, 7/01/19 (cost $18,187,608)	JPY	2,000,000	18,550,294

	Shares
Investment Companies - 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.33% (n)(o)(p) (cost $10,887,553)		10,887,553	10,887,553

Total Short-Term Investments (cost $29,075,161)			29,437,847

Total Investments - 102.0% (cost $886,282,379) (q)			912,035,080
Other assets less liabilities - (2.0)%			(18,180,390)

Net Assets - 100.0%			$893,854,690

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	1	September 2019	$142,745	$322
U.S. 10 Yr Ultra Futures	75	September 2019	10,359,375	53,411
U.S. T-Note 2 Yr (CBT) Futures	68	September 2019	14,632,219	66,213
U.S. T-Note 5 Yr (CBT) Futures	192	September 2019	22,686,000	72,955
U.S. T-Note 10 Yr (CBT) Futures	126	September 2019	16,124,062	249,801
U.S. Ultra Bond (CBT) Futures	203	September 2019	36,045,187	1,282,455
Sold Contracts
10 Yr Japan Bond (OSE) Futures	5	September 2019	7,134,907	(19,263)
Euro-Bund Futures	30	September 2019	5,892,680	(32,960)

				$1,672,934

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	100,295	USD	1,433	7/16/19	$ (18,602)
Barclays Bank PLC	USD	112	INR	7,958	7/16/19	2,805
BNP Paribas SA	USD	1,856	PLN	6,990	7/11/19	16,172
BNP Paribas SA	CAD	4,977	USD	3,698	7/24/19	(104,468)
BNP Paribas SA	USD	1,718	CAD	2,289	7/24/19	30,722
BNP Paribas SA	JPY	55,352	USD	517	7/29/19	3,019
BNP Paribas SA	NZD	2,218	USD	1,468	9/09/19	(23,790)
Citibank, NA	EUR	2,840	USD	3,212	7/10/19	(18,955)
Citibank, NA	USD	2,536	INR	178,440	7/16/19	46,668
Citibank, NA	JPY	2,633,229	USD	24,157	7/29/19	(317,592)
Credit Suisse First Boston International	MXN	38,695	USD	1,939	8/29/19	(58,262)
Deutsche Bank AG	EUR	11,589	USD	13,022	7/10/19	(164,295)
Goldman Sachs Bank USA	INR	147,829	USD	2,106	7/16/19	(34,309)
HSBC Bank USA	USD	457	INR	32,173	7/16/19	8,285
HSBC Bank USA	CNY	5,885	USD	857	8/09/19	(210)
HSBC Bank USA	USD	850	CNY	5,889	8/09/19	8,192
HSBC Bank USA	USD	1,952	MXN	39,275	8/29/19	74,484
JPMorgan Chase Bank, NA	BRL	5,214	USD	1,361	7/02/19	2,995
JPMorgan Chase Bank, NA	USD	1,361	BRL	5,214	7/02/19	(2,746)
JPMorgan Chase Bank, NA	EUR	1,725	USD	1,934	7/10/19	(28,756)
JPMorgan Chase Bank, NA	USD	1,357	BRL	5,214	8/02/19	(2,977)
JPMorgan Chase Bank, NA	GBP	1,463	USD	1,869	8/28/19	5,108
Morgan Stanley & Co., Inc.	EUR	1,163	USD	1,305	7/10/19	(18,285)
Morgan Stanley & Co., Inc.	PLN	6,998	USD	1,823	7/11/19	(52,231)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	2,226	PLN	8,390	7/11/19	$22,187
Morgan Stanley & Co., Inc.	PEN	27,086	USD	8,148	7/12/19	(74,930)
Morgan Stanley & Co., Inc.	USD	1,708	PEN	5,653	7/12/19	7,982
Natwest Markets PLC	USD	7,275	EUR	6,411	7/10/19	19,022
Natwest Markets PLC	USD	1,779	HUF	503,825	7/11/19	(4,672)
Standard Chartered Bank	BRL	5,214	USD	1,361	7/02/19	2,746
Standard Chartered Bank	USD	1,361	BRL	5,214	7/02/19	(3,599)
Standard Chartered Bank	USD	2,194	EUR	1,946	7/10/19	20,328
Standard Chartered Bank	USD	2,569	INR	181,540	7/16/19	59,040
Standard Chartered Bank	USD	1,826	TWD	56,233	9/11/19	(4,343)
State Street Bank & Trust Co.	USD	1,829	PLN	6,982	7/11/19	41,831
State Street Bank & Trust Co.	USD	427	NOK	3,625	9/20/19	(970)

						$(562,406)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)%	Quarterly	0.55%	USD	10,360	$(224,271)	$(188,367)	$(35,904)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	637,800	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	$(323,084)	$	– 0	–	$(323,084)
USD	15,580	3/05/21	2.631%	3 Month LIBOR	Semi-Annual/Quarterly	(303,457)		– 0	–	(303,457)
NOK	547,920	4/23/21	6 Month NIBOR	1.780%	Semi-Annual/Annual	36,019		– 0	–	36,019
CAD	33,800	5/22/21	3 Month CDOR	1.998%	Semi-Annual/Semi-Annual	98,493		13		98,480
USD	7,540	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/Quarterly	(62,839)		– 0	–	(62,839)
SEK	251,903	6/04/21	3 Month STIBOR	0.023%	Quarterly/Annual	58,730		– 0	–	58,730
USD	5,524	6/04/21	2.033%	3 Month LIBOR	Semi-Annual/Quarterly	(19,993)		– 0	–	(19,993)
SEK	468,587	6/07/21	3 Month STIBOR	-0.005%	Quarterly/Annual	78,604		– 0	–	78,604
USD	11,465	9/10/23	3 Month LIBOR	2.896%	Quarterly/Semi-Annual	623,010		– 0	–	623,010
NOK	72,220	8/31/28	2.186%	6 Month NIBOR	Annual/Semi-Annual	(385,780)		– 0	–	(385,780)
GBP	4,595	3/01/29	1.515%	6 Month LIBOR	Semi-Annual/Semi-Annual	(271,313)		– 0	–	(271,313)
GBP	3,235	3/01/29	1.501%	6 Month LIBOR	Semi-Annual/Semi-Annual	(185,453)		– 0	–	(185,453)
JPY	306,000	1/08/49	0.673%	6 Month LIBOR	Semi-Annual/Semi-Annual	(244,725)		– 0	–	(244,725)
JPY	306,000	1/08/49	6 Month LIBOR	0.673%	Semi-Annual/Semi-Annual	$244,687		$219,871		$24,816

						$(657,101)		$219,884		$(876,985)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.33%	USD	38	$(391)	$468	$(859)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	804	26,278	65,039	(38,761)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	1,608	52,555	122,473	(69,918)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	1,608	52,554	118,302	(65,748)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	1,980	64,713	140,754	(76,041)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	400	13,073	27,667	(14,594)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	400	13,073	27,667	(14,594)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	380	12,420	26,873	(14,453)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	3,590	(36,917)	43,939	(80,856)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	33	(340)	294	(634)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	457	(4,700)	6,030	(10,730)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	4,392	(45,164)	45,470	(90,634)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.33%	USD	1,319	$(13,563)	$13,539	$(27,102)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	500	(5,142)	6,544	(11,686)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	287	(2,952)	2,662	(5,614)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	538	(5,532)	6,854	(12,386)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	1,077	(11,075)	13,720	(24,795)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	4,000	(399,600)	(501,607)	102,007
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	567	(56,691)	(65,632)	8,941
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	804	(80,387)	(93,065)	12,678
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,134	(113,381)	(128,364)	14,983
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,608	(160,774)	(182,019)	21,245
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,134	(113,381)	(125,843)	12,462
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,298	(129,779)	(140,675)	10,896
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,215	(121,480)	(132,351)	10,871
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	450	(44,993)	(48,957)	3,964
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	396	(39,593)	(50,800)	11,207

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	340	$(33,995)	$(43,617)	$9,622
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	554	(55,390)	(71,069)	15,679
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	390	(38,993)	(51,678)	12,685
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	81	(8,099)	(10,547)	2,448
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	913	(91,361)	(111,318)	19,957
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	274	(27,419)	(33,408)	5,989
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	345	(34,466)	(46,263)	11,797
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	325	(32,468)	(44,616)	12,148
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	297	(29,670)	(46,100)	16,430
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	58	(5,794)	(9,446)	3,652
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	385	(38,461)	(58,013)	19,552
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	196	(19,580)	(20,156)	576
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,200	(119,980)	(122,232)	2,252
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	165	(16,497)	(20,698)	4,201
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	5	(500)	(631)	131
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,127	(112,587)	(92,406)	(20,181)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	251	$(25,075)	$(20,580)	$(4,495)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	324	(32,368)	(27,131)	(5,237)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	629	(62,837)	(60,678)	(2,159)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	417	(41,658)	(62,549)	20,891
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	914	(91,308)	(59,783)	(31,525)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,600	(159,840)	(111,850)	(47,990)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	388	(38,761)	(23,364)	(15,397)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	1,460	2,385	(28,877)	31,262
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	896	(89,510)	(74,516)	(14,994)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	45	(4,495)	(5,333)	838
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	278	(27,772)	(35,419)	7,647
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	610	(60,939)	(70,548)	9,609
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	610	(60,939)	(70,521)	9,582
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	457	(45,654)	(49,779)	4,125
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	950	(94,905)	(73,431)	(21,474)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	31	(3,100)	(4,020)	920

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	268	$(26,773)	$(23,415)	$(3,358)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	22	(2,197)	(1,993)	(204)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	45	(4,496)	(4,153)	(343)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	45	(4,495)	(4,494)	(1)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	89	(8,891)	(9,715)	824
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	446	(44,555)	(61,372)	16,817
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	984	(98,302)	(114,558)	16,256
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	306	(30,569)	(32,963)	2,394
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	325	(32,467)	(50,513)	18,046
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	322	(32,168)	(53,213)	21,045
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	448	(44,756)	(75,101)	30,345
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	28	(2,797)	(4,300)	1,503
JP Morgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	138	(13,786)	(17,805)	4,019
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	975	(97,646)	(120,897)	23,251
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	338	(33,766)	(42,281)	8,515

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63	USD	1,200	$(119,880)	$(161,621)	$41,741
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63%	USD	369	(36,863)	(26,309)	(10,554)

						$(3,287,612)	$(3,166,298)	$(121,314)

*	Termination date

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $141,768,343 or 15.9% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2019.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	IO - Interest Only.
(h)	Illiquid security.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.38% of net assets as of June 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.654%, 11/25/24	6/11/15	$174,294	$190,880	0.02%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA
4.344%, 11/15/26	11/15/18	389,748	390,192	0.04%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A
4.429%, 3/27/24	3/29/19	537,264	537,738	0.06%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A
5.162%, 5/27/23	6/11/19	1,024,088	1,025,769	0.12%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	286,000	286,938	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.654%, 11/25/25	9/28/15	619,240	698,250	0.08%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.904%, 11/25/25	9/28/15	196,872	227,951	0.03%

(j)	Inverse interest only security.
(k)	Non-income producing security.
(l)	Defaulted.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$521,000	$504,705	0.06%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,192,362 and gross unrealized depreciation of investments was $(5,363,336), resulting in net unrealized appreciation of $25,829,026.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$253,575,373		$	– 0	–	$253,575,373
Corporates - Investment Grade		– 0	–	200,772,177			– 0	–	200,772,177
Mortgage Pass-Throughs		– 0	–	143,766,827			– 0	–	143,766,827
Commercial Mortgage-Backed Securities		– 0	–	67,769,498			9,922,911		77,692,409
Inflation-Linked Securities		– 0	–	63,943,881			– 0	–	63,943,881
Asset-Backed Securities		– 0	–	32,949,329			15,674,055		48,623,384
Collateralized Mortgage Obligations		– 0	–	45,039,152			309,685		45,348,837
Agencies		– 0	–	21,757,548			– 0	–	21,757,548
Corporates - Non-Investment Grade		– 0	–	17,168,662			– 0	–	17,168,662
Emerging Markets - Corporate Bonds		– 0	–	3,395,638			– 0	–	3,395,638
Local Governments - US Municipal Bonds		– 0	–	3,218,998			– 0	–	3,218,998
Quasi-Sovereigns		– 0	–	2,410,125			– 0	–	2,410,125
Common Stocks		– 0	–	– 0	–		504,705		504,705
Emerging Markets - Sovereigns		– 0	–	418,669			– 0	–	418,669
Short-Term Investments:
Governments - Treasuries		– 0	–	18,550,294			– 0	–	18,550,294
Investment Companies		10,887,553		– 0	–		– 0	–	10,887,553

Total Investments in Securities		10,887,553		874,736,171			26,411,356		912,035,080
Other Financial Instruments (a):
Assets:
Futures		1,725,157		– 0	–		– 0	–	1,725,157
Forward Currency Exchange Contracts		– 0	–	371,586			– 0	–	371,586
Centrally Cleared Interest Rate Swaps		– 0	–	1,139,543			– 0	–	1,139,543
Credit Default Swaps		– 0	–	237,051			– 0	–	237,051
Liabilities:
Futures		(52,223)		– 0	–		– 0	–	(52,223)
Forward Currency Exchange Contracts		– 0	–	(933,992)			– 0	–	(933,992)
Centrally Cleared Credit Default Swaps		– 0	–	(224,271)			– 0	–	(224,271)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,796,644)			– 0	–	(1,796,644)
Credit Default Swaps		– 0	–	(3,524,663)			– 0	–	(3,524,663)

Total		$12,560,487		$870,004,781			$26,411,356		$908,976,624

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/18	$9,056,899		$12,223,713		$302,644
Accrued discounts/(premiums)	4,577		594		– 0	–
Realized gain (loss)	38,732		1,621		– 0	–
Change in unrealized appreciation/depreciation	317,601		140,170		7,041
Purchases/Payups	1,672,128		8,327,193		– 0	–
Sales/Paydowns	(1,167,026)		(5,019,236)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/19	$9,922,911		$15,674,055		$309,685

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$313,262		$138,060		$7,041

	Common Stocks		Total
Balance as of 9/30/18	$522,535		22,105,791
Accrued discounts/(premiums)	– 0	–	5,171
Realized gain (loss)	– 0	–	40,353
Change in unrealized appreciation/depreciation	(17,830)		446,982
Purchases/Payups	– 0	–	9,999,321
Sales/Paydowns	– 0	–	(6,186,262)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/19	$504,705		$26,411,356

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$(17,830)		$440,533

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2019. Securities priced by third party vendors are excluded from the following table:

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

	FAIR VALUE AT 6/30/19	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	INPUT
Common Stocks	$504,705	Market Approach	NAV Equivalent	$968.72

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV equivalent in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,250	$280,123	$283,485	$10,888	$177